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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 12/31/99
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Heitman/ PRA Securities Advisors LLC
          ---------------------------------------------
 Address: 180 North LaSalle Street, Suite 3600
          ---------------------------------------------
          Chicago, IL 60601-2886
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-04321
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Nancy B. Lynn
          ---------------------------------------------
 Title:   Vice President
          ---------------------------------------------
 Phone:   (312) 849-4153
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/Nancy B. Lynn         Chicago, IL                   2/10/00
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:        0
                                         -------------------
 Form 13F Information Table Entry Total:   54
                                         -------------------
 Form 13F Information Table Value Total:  $539,031
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the
 column headings and list entries.]       NONE

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                          FORM 13F
                                                                                                   ----------------------------
                                                                                                       (SEC    USE  ONLY)

Page 1 of 5                     Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
                                                           -----------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Item 6:
                                                                                                 Investment Discretion
                                                                              Item 5:     -----------------------------------
                                                  Item 3:       Item 4:      Shares of               (b) Shared-    (c)
          Item 1:                 Item 2:          CUSIP      Fair Market    Principal               As Defined    Shared
       Name of Issuer          Title of Class     Number         Value        Amount      (a) Sole   in Instr. V   Other
-------------------------------------------------------------------------------------------------------------------------------
Amli Residential               common shares      001735109   $  1,851      91,700      91,700
Properties, Inc.               beneficial
                               interest
---------------------------------------------------------------------------------------------------------------------------
Apartment Investment &         Common Stock       03748R101   $ 24,584     617,489     617,489
Management Company
---------------------------------------------------------------------------------------------------------------------------
Archstone Communities Trust    Common Stock       039581103   $ 22,852   1,114,745   1,114,745
---------------------------------------------------------------------------------------------------------------------------
Arden Realty                   Common Stock       039793104   $ 17,359     865,229     865,229
---------------------------------------------------------------------------------------------------------------------------
AMB Property Corp.             Common Stock       00163T109   $  7,463     374,310     374,310
---------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.    Common Stock       053484101   $    570      16,600      16,600
---------------------------------------------------------------------------------------------------------------------------
Bedford Property               Common Stock       076446301   $ 17,271   1,012,208   1,012,208
Investor
---------------------------------------------------------------------------------------------------------------------------
Cadillac Fairview Corp.        common shares      126929207   $  8,552     371,808     371,808
                               beneficial
                               interest
---------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust   Common Stock       151895109   $  7,344     204,716     204,716
---------------------------------------------------------------------------------------------------------------------------
Center Trust Inc.              Common Stock       151845104   $  9,962   1,028,302   1,028,302
---------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.       Common Stock       163262108   $ 15,992     537,528     537,528
---------------------------------------------------------------------------------------------------------------------------
Developers Diversified         Common Stock       251591103   $ 10,649     827,098     827,098
Realty Corp.
---------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                     Subtotal    $144,449
-------------------------------------------------------------------------------------------------------------------------------

          Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
                                     -----------------------------------
----------------------------------------------------------------------------------
                                                             Item 8:
                                  Item 7:           Voting Authority (Shares)
          Item 1:                Managers      -----------------------------------
       Name of Issuer          See Instr. V    (a) Sole     (b) Shared    (c) None
----------------------------------------------------------------------------------
Amli Residential                                  91,700
Properties, Inc.
----------------------------------------------------------------------------------
Apartment Investment &                           614,526                    2,963
Management Company
----------------------------------------------------------------------------------
Archstone Communities Trust                    1,109,593                    5,152
----------------------------------------------------------------------------------
Arden Realty                                     860,399                    4,830
----------------------------------------------------------------------------------
AMB Property Corp.                               371,537                    2,773
----------------------------------------------------------------------------------
Avalonbay Communities, Inc.                       16,600
----------------------------------------------------------------------------------
Bedford Property                               1,006,797                    5,411
Investor
----------------------------------------------------------------------------------
Cadillac Fairview Corp.                          368,328                    3,480
----------------------------------------------------------------------------------
CenterPoint Properties Trust                     203,237                    1,479
----------------------------------------------------------------------------------
Center Trust Inc.                              1,024,628                    3,674
----------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.                         534,324                    3,204
----------------------------------------------------------------------------------
Developers Diversified                           822,590                    4,508
Realty Corp.
----------------------------------------------------------------------------------
COLUMN TOTALS
----------------------------------------------------------------------------------

                                                          FORM 13F
                                                                                                   ----------------------------
                                                                                                       (SEC    USE  ONLY)

Page 2 of 5                     Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
                                                           -----------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Item 6:
                                                                                                 Investment Discretion
                                                                              Item 5:     -----------------------------------
                                                  Item 3:       Item 4:      Shares of               (b) Shared-    (c)
          Item 1:                 Item 2:          CUSIP      Fair Market    Principal               As Defined    Shared
       Name of Issuer          Title of Class     Number         Value        Amount      (a) Sole   in Instr. V   Other
-------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty Corporation    Common Stock     264411505   $ 21,357   1,095,214   1,095,214
---------------------------------------------------------------------------------------------------------------------------
EastGroup Properties             Common Stock     277276101   $ 11,746     634,932     634,932
---------------------------------------------------------------------------------------------------------------------------
Equity Office Properties         common shares    294741103   $ 36,228   1,471,194   1,471,194
                                 beneficial
                                 interest
---------------------------------------------------------------------------------------------------------------------------
Equity Residential Properties    common shares    29476L107   $ 37,306     873,923     873,923
Trust                            beneficial
                                 interest
---------------------------------------------------------------------------------------------------------------------------
Essex Property Trust,            Common Stock     297178105   $ 25,524     750,703     750,703
Inc.
---------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp.               Common Stock     300665106   $  8,620   2,602,288   2,602,288
---------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp of        Common Stock     351807102   $ 15,637     653,257     653,257
America
---------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc.  Common Stock     370021107   $  3,944     140,871     140,871
---------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.       Common Stock     431284108   $    474      20,394      20,394
---------------------------------------------------------------------------------------------------------------------------
Home Properties of New York      Common Stock     437306103   $ 10,436     380,342     380,342
---------------------------------------------------------------------------------------------------------------------------
Kilroy Realty                    Common Stock     49427F108   $ 26,733   1,215,121   1,215,121
---------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corporation         Common Stock     49446R109   $ 13,411     395,890     395,890
---------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                     Subtotal    $211,416
-------------------------------------------------------------------------------------------------------------------------------



          Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
                                     -----------------------------------
----------------------------------------------------------------------------------
                                                             Item 8:
                                  Item 7:           Voting Authority (Shares)
          Item 1:                Managers      -----------------------------------
       Name of Issuer          See Instr. V    (a) Sole     (b) Shared    (c) None
----------------------------------------------------------------------------------
Duke-Weeks Realty Corporation                  1,089,207                    6,007
----------------------------------------------------------------------------------
EastGroup Properties                             631,438                    3,494
----------------------------------------------------------------------------------
Equity Office Properties                       1,462,858                    8,336
----------------------------------------------------------------------------------
Equity Residential Properties                    869,530                    4,393
----------------------------------------------------------------------------------
Essex Property Trust,                            746,166                    4,537
Inc.
----------------------------------------------------------------------------------
Excel Legacy Corp.                             2,592,189                   10,099
----------------------------------------------------------------------------------
Franchise Finance Corp of                        649,417                    3,840
America
----------------------------------------------------------------------------------
General Growth Properties, Inc.                  139,660                    1,211
----------------------------------------------------------------------------------
Highwoods Properties, Inc.                        20,394
----------------------------------------------------------------------------------
Home Properties of New York                      377,103                    3,239
----------------------------------------------------------------------------------
Kilroy Realty                                  1,208,319                    6,802
----------------------------------------------------------------------------------
Kimco Realty Corporation                         393,630                    2,260
----------------------------------------------------------------------------------
COLUMN TOTALS
----------------------------------------------------------------------------------

                                                          FORM 13F
                                                                                                   ----------------------------
                                                                                                          (SEC USE ONLY)

Page 3 of 5                     Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
                                                           -----------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Item 6:
                                                                                                 Investment Discretion
                                                  /4/                         Item 5:     -----------------------------------
                                                  Item 3:       Item 4:      Shares of               (b) Shared-    (c)
          Item 1:                 Item 2:          CUSIP      Fair Market    Principal               As Defined    Shared
       Name of Issuer          Title of Class     Number         Value        Amount      (a) Sole   in Instr. V   Other
-------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.         Common Stock       554489104   $ 24,378   935,367     935,367
---------------------------------------------------------------------------------------------------------------------------
Manufactured Home
 Communities, Inc.             Common Stock        56468210   $  5,409   222,482     222,482
---------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties, Inc.  Common Stock       694396102   $  1,823    90,000      90,000
---------------------------------------------------------------------------------------------------------------------------
Pan Pacific Realty             Common Stock       69806L104   $  1,341    82,181      82,181
---------------------------------------------------------------------------------------------------------------------------
Parkway Properties Inc.        Common Stock       70159Q104   $ 10,087   350,078     350,078
---------------------------------------------------------------------------------------------------------------------------
Philips International Realty   Common Stock       718333107   $ 16,199   985,467     985,467
---------------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust      Common shares      740706106   $  8,858   421,789     421,789
                               beneficial
                               interest
---------------------------------------------------------------------------------------------------------------------------
Prologis Trust                 Common Stock       743410102   $ 24,699 1,283,058   1,283,058
---------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.           Common Stock       74460D109   $ 18,555   817,862     817,862
---------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc./CA      Common Stock       69360J107   $  5,750   252,764     252,764
---------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty      Common Stock       75621K304   $ 32,932 1,447,577   1,447,577
---------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                     Subtotal    $150,031
-------------------------------------------------------------------------------------------------------------------------------

          Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
                                     -----------------------------------
----------------------------------------------------------------------------------
                               /5/                           Item 8:
                                  Item 7:           Voting Authority (Shares)
          Item 1:                Managers      -----------------------------------
       Name of Issuer          See Instr. V    (a) Sole     (b) Shared    (c) None
----------------------------------------------------------------------------------
Mack-Cali Realty Corp.                         929,770                    5,597
----------------------------------------------------------------------------------
Manufactured Home                              220,788                    1,694
 Communities, Inc.
----------------------------------------------------------------------------------
Pacific Gulf
 Properties, Inc.                               90,000                   90,000
----------------------------------------------------------------------------------
Pan Pacific Realty                              82,181
----------------------------------------------------------------------------------
Parkway Properties Inc.                        347,507                    2,571
----------------------------------------------------------------------------------
Philips International Realty                   979,470                    5,997
----------------------------------------------------------------------------------
Prentiss Properties Trust                      418,940                    2,849
----------------------------------------------------------------------------------
Prologis Trust                               1,275,437                    7,621
----------------------------------------------------------------------------------
Public Storage, Inc.                           813,304                    4,558
----------------------------------------------------------------------------------
PS Business Parks Inc./CA                      250,870                    1,894
----------------------------------------------------------------------------------
Reckson Associates Realty                    1,438,580                    8,997
----------------------------------------------------------------------------------
COLUMN TOTALS
----------------------------------------------------------------------------------

                                                          FORM 13F
                                                                                                   ----------------------------
                                                                                                       (SEC    USE  ONLY)

Page 4 of 5                     Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
                                                           -----------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           Item 6:
                                                                                         Investment
                                                                                         Discretion
                                                                              Item 5:    --------------------------------------
                                                  Item 3:       Item 4:      Shares of               (b) Shared-    (c)
          Item 1:                 Item 2:          CUSIP      Fair Market    Principal               As Defined    Shared
       Name of Issuer          Title of Class     Number         Value        Amount      (a) Sole   in Instr. V   Other
-------------------------------------------------------------------------------------------------------------------------------
Regency Realty Corp.           Common Stock       758939102   $  9,139         456,968     456,968
-------------------------------------------------------------------------------------------------------------------------------
Security Capital Group, Inc.   Common Stock       81413P204   $ 23,689       1,895,109   1,895,109
-------------------------------------------------------------------------------------------------------------------------------
Spieker Properties, Inc.       Common Stock       848497103   $  4,415         121,168     121,168
-------------------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc.      Common Stock       84610H108   $  5,069         267,651     267,651
-------------------------------------------------------------------------------------------------------------------------------
Storage USA., Inc.             Common Stock       861907103   $    684          22,600      22,600
-------------------------------------------------------------------------------------------------------------------------------
Sun Communities, Inc.          Common Stock        86667410   $  5,138         159,627     159,627
-------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.          Common Stock        87666410   $  3,176         295,428     295,428
-------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corporation        Common Stock       896938107   $ 26,260       1,556,148   1,556,148
-------------------------------------------------------------------------------------------------------------------------------
US Restaurant Properties       Common Stock       902971100   $  5,357         374,313     374,313
-------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust           Common Stock       929042109   $  3,516         108,176     108,176
-------------------------------------------------------------------------------------------------------------------------------
Walden Residential Properties  Common Stock       931210108   $ 14,055         649,925     649,925
-------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                     Subtotal    $100,498
-------------------------------------------------------------------------------------------------------------------------------

          Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
                                     -----------------------------------
----------------------------------------------------------------------------------
                                                             Item 8:
                                  Item 7:           Voting Authority (Shares)
          Item 1:                Managers      -----------------------------------
       Name of Issuer          See Instr. V    (a) Sole     (b) Shared    (c) None
----------------------------------------------------------------------------------
Regency Realty Corp.                             456,968
----------------------------------------------------------------------------------
Security Capital Group, Inc.                   1,883,069                   12,040
----------------------------------------------------------------------------------
Spieker Properties, Inc.                         121,168
----------------------------------------------------------------------------------
Sovran Self Storage, Inc.                        267,651
----------------------------------------------------------------------------------
Storage USA., Inc.                                22,600
----------------------------------------------------------------------------------
Sun Communities, Inc.                            158,463                    1,164
----------------------------------------------------------------------------------
Taubman Centers, Inc.                            292,040                    3,388
----------------------------------------------------------------------------------
Trizec Hahn Corporation                        1,547,921                    8,227
----------------------------------------------------------------------------------
US Restaurant Properties                         372,094                    2,219
----------------------------------------------------------------------------------
Vornado Realty Trust                             108,176
----------------------------------------------------------------------------------
Walden Residential Properties                    646,254                    3,671
----------------------------------------------------------------------------------
COLUMN TOTALS
----------------------------------------------------------------------------------

                                   FORM 13F

        Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
                                   -----------------------------------

                                                                  (SEC USE ONLY)

Page 5 of 5

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                     /4/                                             Investment Discretion
                                                                    Item 4:        Item 5:     -----------------------------------
                                                      Item 3:        Fair         Shares of                (b) Shared-      (c)
          Item 1:                    Item 2:           CUSIP        Market        Principal                As Defined     Shared-
       Name of Issuer             Title of Class      Number         Value         Amount      (a) Sole    in Instr. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &           Cumulative
Mgmt Co. Series C                Preferred Stock     03748R200    $    179          10,500       10,500
----------------------------------------------------------------------------------------------------------------------------------
Carr America 8.57% Series B      Cumulative
                                 Redeemable
                                 Preferred stock     144418209    $  1,237          76,700       76,700
----------------------------------------------------------------------------------------------------------------------------------
Equity Residential               Cumulative
Properties 7.625% Series L       Redeemable
                                 Preferred stock     29476L792    $  1,163          61,600       61,600
----------------------------------------------------------------------------------------------------------------------------------
Health Care Property             Cumulative
7.875% Series A                  Redeemable
                                 Preferred           421915307    $  1,003          64,700       64,700
----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust 8.54% Series C    Cumulative
                                 preferred shares
                                 of beneficial
                                 interest            743410409    $  1,948          51,770       51,770
----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust 7.92% Series D    Cumulative
                                 preferred shares
                                 of beneficial
                                 interest            743410508    $  2,907         159,300      159,300
----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.            Cumulative
8.3% Series A                    Redeemable
                                 Preferred stock     876664202    $  5,859         387,400      387,400
----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust             Convertible
6.5% Series A                    Preferred shares
                                 of beneficial
                                 interest            929042208    $ 18,839         404,060      404,060
----------------------------------------------------------------------------------------------------------------------------------
                                                     Subtotal     $ 33,135
----------------------------------------------------------------------------------------------------------------------------------
                                                     Total of     $539,031
COLUMN TOTALS                                        pages 1-5
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 /5/                        Item 8:
                                                   Voting Authority (Shares)
                                   Item 7:       -------------------------------
          Item 1:                  Managers                   (b)
       Name of Issuer            See Instr. V    (a) Sole    Shared    (c) None
--------------------------------------------------------------------------------
Apartment Investment &
Mgmt Co. Series C                                 10,500
--------------------------------------------------------------------------------
Carr America 8.57% Series B                       76,700
--------------------------------------------------------------------------------
Equity Residential
Properties 7.625% Series L                        61,600
--------------------------------------------------------------------------------
Health Care Property
7.875% Series A                                   64,700
--------------------------------------------------------------------------------
Prologis Trust 8.54% Series C                     51,770
--------------------------------------------------------------------------------
Prologis Trust 7.92% Series D                    159,300
--------------------------------------------------------------------------------
Taubman Centers, Inc.
8.3% Series A                                    387,400
--------------------------------------------------------------------------------
Vornado Realty Trust
6.5% Series A                                    401,147                 2,913
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COLUMN TOTALS
--------------------------------------------------------------------------------